Dividends - Summary of Dividends (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions									12 Months Ended
	Sep. 21, 2018	Jun. 30, 2018	Jun. 21, 2018	Sep. 15, 2017	Jun. 30, 2017	Jun. 22, 2017	Sep. 21, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend attributable to owners [abstract]
Dividends attributable to owners of the Company, per share	¥ 0.08880		¥ 0.06074	¥ 0.06926		¥ 0.03801	¥ 0.02131		¥ 0.09000
Dividends attributable to owners of the Company, total amount paid	¥ 16,252	¥ 0	¥ 11,117	¥ 12,676	¥ 0	¥ 6,957	¥ 3,899	¥ 0	¥ 42,792	¥ 30,030	¥ 12,732
Dividends attributable to owners of the Company, proposed total									¥ 16,472